Significant Accounting Policies (Details) - Schedule of Intangible Assets	Jun. 30, 2023
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Useful lives	10 years
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Useful lives	10 years